UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22551

MainStay MacKay DefinedTerm Municipal Opportunities Fund
(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York	10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: May 31

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments.

The schedule of investments for the period ended August 31, 2018 is filed herewith.

MainStay MacKay DefinedTerm Municipal Opportunities Fund

Portfolio of Investments August 31, 2018 (Unaudited)

	Principal Amount	Value
Municipal Bonds 152.2% †

Arizona 0.4% (0.2% of Managed Assets)
Phoenix Industrial Development Authority, Espiritu Community Development Corp., Revenue Bonds Series A 6.25%, due 7/1/36	$1,985,000	$1,974,241

California 16.7% (10.7% of Managed Assets)
California Municipal Finance Authority, LAX Integrated Express Solutions Project, Revenue Bonds (a)
Series A 5.00%, due 12/31/33	3,800,000	4,331,050
Series A 5.00%, due 12/31/34	4,000,000	4,544,640
City of Sacramento, California, Water, Revenue Bonds 5.00%, due 9/1/42 (b)	19,500,000	21,774,350
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
Series A-1 5.00%, due 6/1/35	8,000,000	9,081,680
Series A-2 5.30%, due 6/1/37	5,225,000	5,452,862
¤ Riverside County Transportation Commission, Limited Tax, Revenue Bonds Series A 5.25%, due 6/1/39 (b)	19,100,000	22,065,808
Stockton Public Financing Authority, Parking & Capital Projects, Revenue Bonds Insured: NATL-RE 4.80%, due 9/1/20	105,000	105,161
Stockton Public Financing Authority, Water System, Capital Improvement Projects, Revenue Bonds Series A, Insured: NATL-RE 5.00%, due 10/1/31	140,000	140,336
¤ University of California, Regents Medical Center, Revenue Bonds Series J 5.00%, due 5/15/43 (b)	23,260,000	25,547,260
		93,043,147

Colorado 0.5% (0.3% of Managed Assets)
Dominion Water & Sanitation District, Revenue Bonds 6.00%, due 12/1/46	2,500,000	2,653,375

District of Columbia 0.5% (0.4% of Managed Assets)
Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds Series C, Insured: AGC 6.50%, due 10/1/41	2,400,000	3,013,848

Florida 7.3% (4.7% of Managed Assets)
¤ County of Orange FL Tourist Development Tax Revenue, Revenue Bonds 4.00%, due 10/10/33 (b)	25,000,000	26,221,161
JEA Electric System, Revenue Bonds
Series B 4.00%, due 10/1/38	645,000	669,362
Series C 5.00%, due 10/1/37 (b)	12,980,000	14,111,608
		41,002,131

Guam 3.1% (2.0% of Managed Assets)
Guam Government, Business Privilege Tax, Revenue Bonds
Series D 5.00%, due 11/15/34	1,000,000	1,100,630
Series B-1 5.00%, due 1/1/42	3,800,000	3,966,212
Guam Government, Waterworks Authority, Revenue Bonds 5.50%, due 7/1/43	7,550,000	8,200,357
Guam International Airport Authority, Revenue Bonds Series C, Insured: AGM 6.00%, due 10/1/34 (a)	3,425,000	3,922,379
		17,189,578

Illinois 21.6% (14.0% of Managed Assets)
Chicago Board of Education Dedicated Capital Improvement, Special Tax 5.75%, due 4/1/34	8,000,000	9,201,440
Chicago Board of Education Dedicated Capital Improvement, Unlimited General Obligation (c)
Series B 7.00%, due 12/1/42	3,500,000	4,199,160
Series A 7.00%, due 12/1/46	4,000,000	4,785,560
¤ Chicago Board of Education, Unlimited General Obligation
Series A, Insured: AGM 5.50%, due 12/1/39 (b)	20,000,000	21,488,500
Series A 7.00%, due 12/1/44	2,880,000	3,349,354
Chicago O'Hare International Airport, Revenue Bonds Insured: AGM 5.75%, due 1/1/38	5,000,000	5,633,200
Chicago, Illinois Wastewater Transmission, Revenue Bonds Series C 5.00%, due 1/1/32	7,120,000	7,724,915
Chicago, Unlimited General Obligation
Series C 5.00%, due 1/1/23	300,000	302,124
Series C 5.00%, due 1/1/25	1,435,000	1,491,381
Series D 5.00%, due 1/1/29	500,000	502,615
Series C 5.00%, due 1/1/40	10,000,000	10,043,600
Series A 5.25%, due 1/1/27	3,000,000	3,247,530
Series A 6.00%, due 1/1/38	4,430,000	5,021,449
Chicago, Waterworks, Revenue Bonds
Series 2017-2, Insured: AGM 5.00%, due 11/1/37	2,500,000	2,779,050
Series 2017-2, Insured: AGM 5.00%, due 11/1/38	2,500,000	2,777,000
Illinois Sports Facilities Authority, Revenue Bonds
Insured: AMBAC (zero coupon), due 6/15/21	410,000	371,517
Insured: AGM 5.00%, due 6/15/29	350,000	380,090
Insured: AGM 5.25%, due 6/15/32	150,000	164,438
Illinois State Sales Tax Revenue, Revenue Bonds 1st Series, Insured: NATL-RE 6.00%, due 6/15/26	4,290,000	5,156,880
Metropolitan Pier & Exposition Authority, McCormick Place Expansion, Revenue Bonds Series B 5.00%, due 12/15/28	10,000,000	10,507,900
Public Building Commission of Chicago, Chicago Transit Authority, Revenue Bonds Insured: AMBAC 5.25%, due 3/1/31	600,000	671,280
State of Illinois, Unlimited General Obligation 5.25%, due 7/1/31 (b)	20,000,000	21,074,937
		120,873,920

Kansas 3.7% (2.4% of Managed Assets)
Kansas Development Finance Authority, Adventist Health Sunbelt Obligated Group, Revenue Bonds Series A 5.00%, due 11/15/32 (b)	19,290,000	20,912,503

Maryland 4.1% (2.6% of Managed Assets)
¤ Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System Obligated Group, Revenue Bonds Series C 5.00%, due 5/15/43 (b)	20,870,000	22,777,061

Michigan 15.1% (9.7% of Managed Assets)
¤ Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds
Senior Lien-Series A 5.00%, due 7/1/32	1,500,000	1,617,075
Series B, Insured: AGM 5.00%, due 7/1/34 (b)	24,940,000	28,577,499
Senior Lien-Series A 5.25%, due 7/1/39	5,000,000	5,420,150
Great Lakes Water Authority, Water Supply System, Revenue Bonds
Senior Lien-Series C 5.00%, due 7/1/41	1,005,000	1,056,737
Senior Lien-Series A 5.25%, due 7/1/41	2,385,000	2,557,173
Senior Lien-Series A 5.75%, due 7/1/37	5,000,000	5,462,850
Michigan Finance Authority, Public School Academy, University Learning, Revenue Bonds
7.375%, due 11/1/30	2,920,000	2,990,693
7.50%, due 11/1/40	2,745,000	2,810,688
¤ Michigan Finance Authority, Trinity Health Corp., Revenue Bonds Series 2016 5.25%, due 12/1/41 (b)	21,630,000	24,567,931
Michigan Public Educational Facilities Authority, Dr. Joseph F. Pollack, Revenue Bonds
8.00%, due 4/1/30	1,195,000	1,243,350
8.00%, due 4/1/40	500,000	518,865
Michigan Tobacco Settlement Finance Authority, Revenue Bonds Series A 6.00%, due 6/1/48	5,200,000	5,224,492
Wayne County Michigan, Capital Improvement, Limited General Obligation Series A, Insured: AGM 5.00%, due 2/1/38	2,135,000	2,139,612
		84,187,115

Minnesota 0.3% (0.2% of Managed Assets)
Blaine Minnesota Senior Housing & Healthcare, Crest View Senior Community Project, Revenue Bonds
Series A
5.75%, due 7/1/35	2,000,000	1,951,440

Nebraska 3.9% (2.5% of Managed Assets)
Central Plains Energy, Project No. 3, Revenue Bonds 5.25%, due 9/1/37 (b)	20,000,000	21,959,500

Nevada 2.4% (1.6% of Managed Assets)
City of Reno NV, Transportation Rail Access Project, Revenue Bonds
Series B, Insured: AGM
5.00%, due 6/1/26	410,000	463,214
Series B, Insured: AGM
5.00%, due 6/1/27	430,000	487,525
City of Sparks, Tourism Improvement District No. 1, Senior Sales Tax Anticipation, Revenue Bonds
Series A
6.75%, due 6/15/28 (c)	12,500,000	12,509,750
		13,460,489

New Hampshire 0.7% (0.4% of Managed Assets)
Manchester Housing & Redevelopment Authority, Inc., Revenue Bonds
Series B. Insured: ACA
(zero coupon), due 1/1/24	4,740,000	3,707,438

New Jersey 1.1% (0.7% of Managed Assets)
New Jersey Economic Development Authority, The Goethals Bridge
Replacement Project, Revenue Bonds
Insured: AGM
5.125%, due 1/1/39 (a)	500,000	546,480
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds Series A 5.00%, due 6/15/30	5,000,000	5,560,550
Tobacco Settlement Financing Corp., Revenue Bonds Series A 5.00%, due 6/1/46	300,000	327,780
		6,434,810

New York 7.2% (4.6% of Managed Assets)
New York Liberty Development Corp., World Trade Center, Revenue Bonds Class 3 7.25%, due 11/15/44 (c)	13,390,000	15,876,791
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds Series A, Insured: AGM 4.00%, due 7/1/36 (b)	20,000,000	20,352,800
Riverhead Industrial Development Agency, Revenue Bonds 7.00%, due 8/1/43	3,395,000	3,763,120
		39,992,711

North Dakota 0.8% (0.6% of Managed Assets)
North Dakota Housing Finance Agency, Revenue Bonds Series A 3.75%, due 7/1/38	4,710,000	4,720,362

Ohio 3.1% (2.0% of Managed Assets)
Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Senior Turbo, Revenue Bonds
Series A-2 5.125%, due 6/1/24	2,440,000	2,436,316
Series A-2 5.75%, due 6/1/34	2,425,000	2,440,374
Series A-2 5.875%, due 6/1/30	12,200,000	12,255,998
		17,132,688

Pennsylvania 4.1% (2.6% of Managed Assets)
Commonwealth Financing Authority PA, Tobacco Master Settlement Payment, Revenue Bonds Insured: AGM 4.00%, due 6/1/39	3,000,000	3,070,440
Commonwealth of Pennsylvania, Certificates of Participation Series A 5.00%, due 7/1/37	850,000	942,752
Harrisburg, Unlimited General Obligation Series F, Insured: AMBAC (zero coupon), due 9/15/21	305,000	268,217
Pennsylvania Economic Development Financing Authority, Capitol Region Parking System, Revenue Bonds Series B 6.00%, due 7/1/53 (b)	14,260,000	16,268,560
Philadelphia Authority for Industrial Development, Nueva Esperanza, Inc., Revenue Bonds 8.20%, due 12/1/43	2,000,000	2,210,640
		22,760,609

Puerto Rico 27.7% (17.9% of Managed Assets)
Children’s Trust Fund Puerto Rico Tobacco Settlement, Revenue Bonds 5.50%, due 5/15/39	12,965,000	13,124,729
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority, Revenue Bonds
Series A, Insured: AGC 5.00%, due 7/1/25	310,000	322,899
Series A, Insured: AGC 5.125%, due 7/1/47	3,550,000	3,611,806
¤ Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation (d)
Insured: AGM 4.50%, due 7/1/23	280,000	280,820
Series A, Insured: AGM 5.00%, due 7/1/35	19,665,000	21,378,411
Insured: AGM 5.125%, due 7/1/30	1,365,000	1,415,996
Series A, Insured: AGC 5.25%, due 7/1/23	145,000	151,629
Series A-4, Insured: AGM 5.25%, due 7/1/30	4,425,000	4,637,400
Series A, Insured: AGM 5.375%, due 7/1/25	1,340,000	1,454,409
Series A, Insured: AMBAC 5.50%, due 7/1/19	55,000	56,219
Series A, Insured: AGM 5.50%, due 7/1/27	2,230,000	2,427,979
Series A, Insured: AGC 5.50%, due 7/1/32	255,000	265,723
Series C, Insured: AGM 5.50%, due 7/1/32	1,520,000	1,583,916
Series C, Insured: AGM 5.75%, due 7/1/37	5,440,000	5,670,003
Series C-7, Insured: NATL-RE 6.00%, due 7/1/27	2,615,000	2,697,739
Series A, Insured: AGM 6.00%, due 7/1/33	875,000	918,531
Series A, Insured: AGM 6.00%, due 7/1/34	755,000	832,297
Puerto Rico Convention Center District Authority, Revenue Bonds (d)
Series A, Insured: AGC 4.50%, due 7/1/36	12,800,000	12,806,400
Series A, Insured: AGC 5.00%, due 7/1/27	635,000	661,435
Series A, Insured: AMBAC 5.00%, due 7/1/31	340,000	340,201
Puerto Rico Electric Power Authority, Revenue Bonds (d)
Series DDD, Insured: AGM 3.625%, due 7/1/23	755,000	755,340
Series DDD, Insured: AGM 3.65%, due 7/1/24	2,605,000	2,606,016
Series SS, Insured: NATL-RE 5.00%, due 7/1/19	5,200,000	5,220,800
Series PP, Insured: NATL-RE 5.00%, due 7/1/24	1,130,000	1,134,486
Series PP, Insured: NATL-RE 5.00%, due 7/1/25	165,000	165,558
Series TT, Insured: AGM 5.00%, due 7/1/27	310,000	322,905
Series VV, Insured: AGM 5.25%, due 7/1/27	1,095,000	1,256,348
¤ Puerto Rico Highway & Transportation Authority, Revenue Bonds (d)
Series AA-1, Insured: AGM 4.95%, due 7/1/26	6,195,000	6,546,566
Series D, Insured: AGM 5.00%, due 7/1/32	960,000	992,352
Series N, Insured: AMBAC 5.25%, due 7/1/30	2,415,000	2,679,008
Series N, Insured: AMBAC 5.25%, due 7/1/31	3,485,000	3,875,459
Series CC, Insured: AGM 5.25%, due 7/1/32	2,075,000	2,444,433
Series N, Insured: NATL-RE 5.25%, due 7/1/32	3,525,000	3,799,703
Series CC, Insured: AGM 5.25%, due 7/1/33	455,000	537,519
Series CC, Insured: AGM 5.25%, due 7/1/34	2,535,000	3,000,654
Series N, Insured: AGC 5.25%, due 7/1/34	1,985,000	2,349,625
Series CC, Insured: AGM 5.25%, due 7/1/36	1,225,000	1,453,120
Series N, Insured: AGC, AGM 5.50%, due 7/1/25	575,000	657,271
Series CC, Insured: AGM 5.50%, due 7/1/29	235,000	278,452
Series N, Insured: AGC, AGM 5.50%, due 7/1/29	5,020,000	5,948,198
Series N, Insured: AMBAC 5.50%, due 7/1/29	1,025,000	1,155,718
Series CC, Insured: AGM 5.50%, due 7/1/30	3,185,000	3,797,380
Puerto Rico Infrastructure Financing Authority, Revenue Bonds (d)
Series C, Insured: AMBAC 5.50%, due 7/1/23	1,500,000	1,627,275
Series C, Insured: AMBAC 5.50%, due 7/1/24	335,000	366,761
Series C, Insured: AMBAC 5.50%, due 7/1/25	1,830,000	2,017,465
Series C, Insured: AMBAC 5.50%, due 7/1/26	660,000	731,221
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM 5.00%, due 8/1/20	670,000	692,820
Series A, Insured: AGM 5.00%, due 8/1/21	810,000	843,429
Series A, Insured: AGM 5.00%, due 8/1/22	835,000	869,502
Series A, Insured: AGM 5.00%, due 8/1/27	2,770,000	2,885,315
Series A, Insured: AGM 5.00%, due 8/1/30	1,600,000	1,656,448
Series A, Insured: AGM 5.25%, due 8/1/21	230,000	239,911
Series C, Insured: AGC 5.25%, due 8/1/21	3,775,000	4,053,104
Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds (d)
Series F, Insured: AGC 5.25%, due 7/1/21	2,090,000	2,239,686
Series M-3, Insured: NATL-RE 6.00%, due 7/1/25	385,000	431,504
Series M-3, Insured: NATL-RE 6.00%, due 7/1/27	10,000,000	10,316,400
Puerto Rico Sales Tax Financing Corp., Revenue Bonds (d) Series A, Insured: NATL-RE (zero coupon), due 8/1/42	870,000	256,085
		154,842,379

Rhode Island 2.9% (1.9% of Managed Assets)
Narragansett Bay Commission Wastewater System, Revenue Bonds Series A 5.00%, due 9/1/38 (b)	15,000,000	16,355,700

South Carolina 2.1% (1.3% of Managed Assets)
Patriots Energy Group Financing Agency, Gas Supply, Revenue Bonds Series A 4.00%, due 10/1/48	10,000,000	10,632,500
South Carolina Public Service Authority, Revenue Bonds Series A 5.00%, due 12/1/31	825,000	902,822
		11,535,322

Texas 4.5% (2.9% of Managed Assets)
City of Houston TX, Airport System Revenue, Revenue Bonds Series C 5.00%, due 7/1/29 (a)	3,000,000	3,520,980
Harris County-Houston Sports Authority, Revenue Bonds
Series H, Insured: NATL-RE (zero coupon), due 11/15/28	50,000	33,997
Series A, Insured: AGM, NATL-RE (zero coupon), due 11/15/38	175,000	67,557
Series H, Insured: NATL-RE (zero coupon), due 11/15/38	260,000	96,273
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds 5.00%, due 12/15/32 (b)	20,000,000	21,401,900
		25,120,707

U.S. Virgin Islands 4.8% (3.1% of Managed Assets)
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A 5.00%, due 10/1/32	3,020,000	2,827,475
Series A, Insured: AGM 5.00%, due 10/1/32	2,690,000	2,891,535
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Senior Lien-Series A-1 5.00%, due 10/1/24	1,145,000	1,142,138
Senior Lien-Series B 5.00%, due 10/1/24	1,485,000	1,481,287
Series A 5.00%, due 10/1/25	950,000	945,250
Series B 5.25%, due 10/1/29	1,865,000	1,781,075
Series A 6.625%, due 10/1/29	2,300,000	2,305,750
Virgin Islands Public Finance Authority, Revenue Bonds
Series A 5.00%, due 10/1/29	2,980,000	2,819,825
Series A, Insured: AGM 5.00%, due 10/1/32	5,350,000	5,750,822
Virgin Islands Public Finance Authority, Senior Lien-Matching Fund Loan Note, Revenue Bonds
Series A-1 4.50%, due 10/1/24	260,000	256,100
Senior Lien-Series B 5.00%, due 10/1/25	4,385,000	4,363,075
		26,564,332

Utah 3.7% (2.4% of Managed Assets)
County of Utah UT, IHC Health Services, Inc., Revenue Bonds Series B 4.00%, due 5/15/43 (b)	20,000,000	20,469,901

Virginia 4.9% (3.2% of Managed Assets)
Tobacco Settlement Financing Corp., Revenue Bonds Series B1 5.00%, due 6/1/47	5,000,000	5,000,100
¤ Virginia Commonwealth Transportation Board, Capital Projects, Revenue Bonds 5.00%, due 5/15/31 (b)	20,315,000	22,518,364
		27,518,464

Washington 4.9% (3.1% of Managed Assets)
King County Washington Housing Authority, Ballinger Commons Apartments, Revenue Bonds, County Guaranteed 4.00%, due 5/1/38	5,500,000	5,691,510
Washington Health Care Facilities Authority, Multicare Health System, Revenue Bonds Series A 5.00%, due 8/15/44 (b)	19,665,000	21,489,978
		27,181,488

Wisconsin 0.1% (0.1% of Managed Assets)
Public Finance Authority, Bancroft NeuroHealth Project, Revenue Bonds Series A 5.00%, due 6/1/36 (c)	500,000	510,905

Total Investments (Cost $801,698,144)	152.2%	849,846,164
Floating Rate Note Obligations (e)	(42.3)	(236,340,000)
Fixed Rate Municipal Term Preferred Shares, at Liquidation Value	(12.5)	(70,000,000)
Other Assets, Less Liabilities	2.6	14,741,515
Net Assets Applicable to Common Shares	100.0%	$558,247,679

†	Percentages indicated are based on Fund net assets applicable to Common Shares.
¤	Among the Fund's 10 largest holdings or issuers held, as of August 31, 2018. May be subject to change daily.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	All or portion of principal amount transferred to a Tender Option Bond ("TOB") Issuer in exchange for TOB Residuals and cash.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Bond insurance is paying principal and interest, since the issuer is in default.
(e)	Face value of Floating Rate Notes issued in TOB transactions.

"Managed Assets" is defined as the Fund's total assets, minus the sum of its accrued liabilities (other than Fund liabilities incurred for the purpose of creating effective leverage (i.e. tender option bonds) or Fund liabilities related to liquidation preference of any preferred shares issued), which was $866,407,120 as of August 31, 2018.

The following abbreviations are used in the preceding pages:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
NATL-RE	—National Public Finance Guarantee Corp.

Futures Contracts

As of August 31, 2018, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(1,013)	December 2018	$(121,829,377)	$(121,829,078)	$299

1.	As of August 31, 2018, cash in the amount of $1,063,650 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of August 31, 2018.

The following is a summary of the fair valuations according to the inputs used as of August 31, 2018, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$849,846,164	$—	$849,846,164
Other Financial Instruments
Futures Contracts (b)	299	—	—	299

Total Investments in Securities and Other Financial Instruments	$299	$849,846,164	$—	$849,846,463

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended August 31, 2018, the Fund did not have any transfers among levels.

As of August 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MacKay DefinedTerm Municipal Opportunities Fund

NOTES TO PORTFOLIO OF INVESTMENTS August 31, 2018 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

The Board of Trustees (the "Board") of the MainStay MacKay DefinedTerm Municipal Opportunities Fund (the "Fund"), adopted procedures establishing methodologies for the valuation of the Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Fund (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the "Subcommittee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate. The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Fund's assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor to the Fund.

To assess the appropriateness of security valuations, the Manager, the Subadvisor or the Fund’s third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

"Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of August 31, 2018, the aggregate value by input level of the Fund’s assets and liabilities is included at the end of the Fund’s Portfolio of Investments.

The Fund may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund's valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund's valuation procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended August 31, 2018, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor, reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of August 31, 2018, there were no securities held by the Fund that were fair valued in such a manner.

Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor. Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded and are generally categorized as Level 1 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY MACKAY DEFINEDTERM MUNICIPAL OPPORTUNITIES FUND

By: /s/ Kirk C. Lehneis

Kirk C. Lehneis

President and Principal Executive Officer

Date: October 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Kirk C. Lehneis

Kirk C. Lehneis

President and Principal Executive Officer

Date: October 24, 2018

By: /s/ Jack R. Benintende

Jack R. Benintende

Treasurer and Principal Financial and

Accounting Officer

Date: October 24, 2018